Statements Of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jan. 31, 2017
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and administrative	10,050	18,853	26,420	23,168	$ 45,694	$ 14,771
Impairment of deposit on license					79,975	0
License and permits					62,480
Total operating expenses	10,050	18,853	26,420	23,168	188,149	14,771
Net loss from operations	(10,050)	(18,853)	(26,420)	(23,168)	(188,149)	(14,771)
Other income (expense)
Interest expense	(232)	(1,608)	(5,520)	(2,346)	(7,631)	(3,015)
Settlement expense	(1,985,025)	0	(1,985,025)	0
Loss on settlement of debt	0	0	(201,472)	0
Total other income (expense)	(1,985,257)	(1,608)	(2,192,017)	(2,346)	(7,631)	(3,015)
Net loss before income taxes					(195,780)	(17,786)
Provision for income taxes					0	0
Net Loss	$ (1,995,307)	$ (20,461)	$ (2,218,437)	$ (25,514)	$ (195,780)	$ (17,786)
Basic and diluted loss per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ 0.00	$ 0.00
Weighted average number of shares outstanding	50,794,533	50,340,000	50,794,533	50,340,000	50,340,000	50,340,000